Contract Liabilities (Customer Advances) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Contract liabilities	$ 2,966,102,000	$ 2,010,422,000
Less: Contract liabilities presented under long-term liabilities	816,796,000	354,319,000
Contract liabilities	2,149,306,000	1,656,103,000
Increase in contract liabilities	955,857,000	16,187,000	$ 192,164,000
Revenue	6,827,871,000	5,974,744,000	$ 5,511,549,000
2023
Disaggregation of Revenue [Line Items]
Revenue	$ 1,109,620,000
2022
Disaggregation of Revenue [Line Items]
Revenue		$ 858,965,000